Loans and Related Allowance for Credit Losses, Unfunded Credit Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	$ 666,735	$ 609,565
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	461,279	414,452
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	445,910	401,947
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	15,369	12,505
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	205,456	195,113
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	17,496	23,872
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable line of credit facility remaining borrowing capacity	15,200	22,500
Total Consumer [Member] | Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	180,563	163,256
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	7,397	7,985
International [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Letters of credit outstanding, amount	$ 1,200	$ 968